Non-controlling interests - Group’s NCI relates (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total NCI	R 44,167	R 48,289	[1]	R 51,607	R 91,004
Non- controlling interests
Disclosure of subsidiaries [line items]
Total NCI	4,641	4,310		2,877	R 2,903
Non- controlling interests | NCI of Keliber
Disclosure of subsidiaries [line items]
Total NCI	(282)	908		237
Non- controlling interests | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Total NCI	4,916	3,396		2,634
Non- controlling interests | NCI of Group Technical Security Management
Disclosure of subsidiaries [line items]
Total NCI	R 7	R 6		R 6

[1]	Amount for 31 December 2024 was revised (see note 16.2)